Income Taxes - Tax Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of income tax benefit
Income/(loss) before income taxes and noncontrolling interest	$ 11,139	$ 18,687	$ (16,980)
Argentina
Reconciliation of income tax benefit
Income/(loss) before income taxes and noncontrolling interest	$ (789)	$ (14,031)	$ (1,661)
Statutory tax rate	35.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	$ 276	$ 4,911	$ 581
Permanent differences	(820)	(936)	(24)
Income tax (loss)/ benefit of the year	$ (544)	$ 3,975	$ 557